Significant and Critical Accounting Policies and Practices (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Astoria Surgical Supplies North LLC [Member]
Name of combined affiliate		Astoria Surgical Supplies North LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
Castle 6 Productions LLC [Member]
Name of combined affiliate		Castle 6 Productions LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
Filthy Gorgeous LLC [Member]
Name of combined affiliate		Filthy Gorgeous LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Geek Room LLC [Member]
Name of combined affiliate		Geek Room LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Graphic Expression Corporate Collectibles LLC [Member]
Name of combined affiliate		Graphic Expression Corporate Collectibles LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Guccione Stores LLC [Member]
Name of combined affiliate		Guccione Stores LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
iLongevity LLC [Member]
Name of combined affiliate		iLongevity LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
JAJ Enterprises LLC [Member]
Name of combined affiliate		JAJ Enterprises LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Jerrick Ventures LLC [Member]
Name of combined affiliate	Jerrick Ventures LLC	Jerrick Ventures LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Miss Filthy LLC [Member]
Name of combined affiliate		Miss Filthy LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Next Geek Thing LLC [Member]
Name of combined affiliate		Next Geek Thing LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
No One's Pet LLC [Member]
Name of combined affiliate		No One's Pet LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
OMNI Reboot LLC [Member]
Name of combined affiliate		OMNI Reboot LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Romper Zombie LLC [Member]
Name of combined affiliate		Romper Zombie LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%
Steam Wars LLC [Member]
Name of combined affiliate		Steam Wars LLC
State or other jurisdiction of incorporation or organization		The State of Delaware
Company interest		100.00%